UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-6720

Meeder Advisor Funds Trust

6125 Memorial Drive

Dublin, OH 43017

Bruce McKibben

c/o Meeder Advisor Funds Trust

6125 Memorial Drive

Dublin, OH 43017

Registrant’s telephone number, including area code: 800-325-3539

Date of fiscal year end: December 31, 2004

Date of reporting period: June 30, 2004

Item 1.	Report to Stockholders.

Meeder

Advisor Funds

The Institutional Fund

2004 Semiannual Report

June 30, 2004

Meeder
Advisor Funds

Managed by Meeder Asset Management, Inc.

6125 Memorial Drive, Dublin Ohio, 43017

Call Toll Free 800-325-3539 | 614-760-2159

Meeder

Advisor Funds	2004 Semiannual Report | June 30, 2004

The Institutional Fund

Performance Perspective

Period & Average Annual Total Returns as of June 30, 2004	2004 YTD	1 year	5 years	10 Years
The Institutional Fund	0.48%	0.97%	3.30%	4.38%
Average First-Tier Institutional Money Market Fund[1]	0.36%	0.72%	3.07%	4.18%
Current & Effective Yields	7-day simple yield: 1.03%	7-day compound yield: 1.03%

Source for average institutional money market fund data: iMoneyNet, Inc,

As of June 30, 2004, yield quotations more closely reflect the earnings of The Institutional Fund than total return quotations.

Semiannual Market Perspective

Joseph A. Zarr

Co-Portfolio Manager

Christopher M. O’Daniel

Co-Portfolio Manager

Year to date, the Institutional Fund returned 0.48%, outperforming the 0.36% year-to-date return of the average first-tier institutional money market fund, according to iMoneyNet, Inc.

Investors were finally able to see the light at the end of the interest rate tunnel during the 2nd Quarter, as short-term rates began to move upward. Economic statistics revealed rapid growth in the job market, while the new concern among investors turned to inflation as opposed to the specter of deflation, which had held participants mesmerized for much of 2003.

In response to these and other market conditions, the Federal Reserve issued a quarter-point hike in the Fed funds target rate on the last day of the quarter, and suggested that future increases in rates would come at a “measured” pace. Federal Reserve watchers forwarded the argument that the Fed had fallen behind the curve by waiting so long to raise interest rates, highlighting the fact that short-term rates were already moving up at more than a measured pace, potentially leaving the projected incremental increases by Mr. Greenspan in the dust. Whether that happens to come about remains to be seen. For now, we expect gradual increases in the Fed funds target rate, continuing through the remainder of the year.

Our outlook calls for money market yields to increase through the end of the year, as they approach a more normal relationship with the rate of inflation. However, we are not among those money managers calling for an increase to the 3% level by year-end, since it may not be unlikely that the current pace of economic growth can be maintained over an extended period of time.

Past performance does not guarantee future results. Except for the current and effective yields, all performance figures represent average annual total returns for the periods ended June 30, 2004, and assume reinvestment of all dividend and capital gain distributions. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Expenses were reimbursed and/or management fees were waived in order to reduce the operating expenses of The Institutional Fund during the periods shown above. Investments in The Institutional Fund are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in The Institutional Fund.

[1]	An index of funds such as iMoneyNet’s Average Institutional Money Market Fund index includes a number of mutual funds grouped by investment objective.

Schedule of Investments

June 30, 2004 (unaudited)

Money Market Portfolio

Security Description	Coupon/ Yield	Maturity	Principal Amount ($) or Shares	Value ($)
Certificate of Deposit — 2.5%
Huntington National Bank CD	1.32%	08/24/04	5,000,000	5,000,000

Total Certificate of Deposit (Cost $5,000,000)				5,000,000

Corporate Obligations — 72.9%
Abbott Laboratories	5.13%	07/01/04	2,500,000	2,500,000
Aquarium Holdings, KY**	1.31%*	07/01/04	108,000	108,000
Associates Corp.	6.63%	06/15/05	618,000	643,558
Austin Printing Co., Inc.**	1.40%*	07/01/04	1,675,000	1,675,000
Bath Technologies, Inc.**	1.35%*	07/01/04	1,280,000	1,280,000
Bank Of America Corp.	7.63%	04/15/05	1,365,000	1,431,778
Bank Of America Corp.	7.75%	08/15/04	651,000	656,092
Bear Stearns Co., Inc.	6.63%	10/01/04	2,850,000	2,888,011
Bear Stearns Co., Inc.	6.65%	12/01/04	1,089,000	1,113,552
Bear Stearns Co., Inc.	7.63%	02/01/05	1,000,000	1,036,997
Bear Stearns Co., Inc.**	1.95%*	07/01/04	1,000,000	1,000,874
Beaver Creek Enterprise**	1.35%*	07/01/04	1,990,000	1,990,000
Cascade Plaza Project**	1.35%*	07/01/04	8,266,000	8,266,000
ChevronTexaco Corp.	6.63%	10/01/04	2,500,000	2,532,387
Citigroup, Inc.	7.13%	10/15/04	6,000,000	6,100,283
Citigroup, Inc.	7.63%	05/01/05	1,440,000	1,513,855
Clark Grave Vault Co.**	1.31%*	07/01/04	1,050,000	1,050,000
Commercial Credit Co.	7.88%	07/15/04	1,430,000	1,433,599
Countrywide Home Loans, Inc.	6.84%	10/22/04	4,000,000	4,064,072
Don’s Launderers-Cleaners, Inc.**	1.31%*	07/01/04	1,000,000	1,000,000
DuPont, E.I.,De Nemours & Co.	6.75%	10/15/04	1,567,000	1,591,474
Espanola/Nambe**	1.40%*	07/01/04	915,000	915,000
FleetBoston Financial Corp.	8.00%	09/15/04	4,590,000	4,652,482
FleetBoston Financial Corp.	8.13%	07/01/04	3,000,000	3,000,000
Gordon Flesch Co. Project**	1.35%*	07/01/04	900,000	900,000
International Lease Finance Corp	8.15%	10/01/04	1,000,000	1,016,994
Isaac Tire, Inc.**	1.31%*	07/01/04	840,000	840,000
J.P. Morgan & Co., Inc.	7.63%	09/15/04	5,375,000	5,444,833
K.L. Morris, Inc.**	1.31%*	07/01/04	2,075,000	2,075,000
Keycorp	8.00%	07/01/04	3,225,000	3,225,000
Kiser Street, Inc.**	1.35%*	07/01/04	1,745,000	1,745,000
Lehman Brothers Holdings, Inc.	7.75%	01/15/05	2,500,000	2,587,348
Martin Wheel Co, Inc.**	1.60%*	07/01/04	2,350,000	2,350,000
McDonald’s Corp.	5.15%	07/01/04	1,500,000	1,500,000
Merrill Lynch & Co., Inc.	6.00%	11/15/04	5,000,000	5,085,092
Merrill Lynch & Co., Inc.	6.55%	08/01/04	7,436,000	7,468,953
MetLife Insurance Co.***	1.21%*	07/01/04	12,000,000	12,000,000
Mubea, Inc.**	1.35%*	07/01/04	5,825,000	5,825,000
National Rural Utilities	5.25%	07/15/04	4,200,000	4,206,513
National Rural Utilities	6.38%	10/15/04	1,104,000	1,119,146

Security Description	Coupon/ Yield	Maturity	Principal Amount ($) or Shares	Value ($)
Corporate Obligations — continued
National Rural Utilities**	1.76%*	07/01/04	2,000,000	2,004,939
Osco Industries, Inc.**	1.40%*	07/01/04	1,200,000	1,200,000
O.K.I. Supply Co.**	1.31%*	07/01/04	1,370,000	1,370,000
Pfizer, Inc.	3.63%	11/01/04	1,600,000	1,611,215
PPG Industries, Inc.	6.75%	08/15/04	5,920,000	5,960,992
Pro Tire, Inc.**	1.31%*	07/01/04	1,010,000	1,010,000
R.I. Lampus Co.**	1.40%*	07/01/04	460,000	460,000
Seariver Maritime, Inc.	1.13%*	07/01/04	4,400,000	4,400,000
SGS Tool Co.**	1.38%*	07/01/04	480,000	480,000
Shawmut Bank Connecticut NA	8.63%	02/15/05	500,000	521,866
Springside Corp Exchange Partners I LLC**	1.35%*	07/01/04	2,000,000	2,000,000
Target Corp	7.50%	02/15/05	1,250,000	1,298,476
Taylor Brothers Properties LLC**	1.31%*	07/01/04	1,225,000	1,225,000
Ameren Union Electric	6.88%	08/01/04	2,225,000	2,235,489
United Technologies Corp	6.63%	11/15/04	3,029,000	3,089,798
Wachovia Corp.	7.20%	08/15/04	788,000	793,562
White Castle Project**	1.35%*	07/01/04	6,250,000	6,250,000

Total Corporate Obligations (Cost $145,743,230)				145,743,230

U.S. Government Agency Obligations — 10.9%
Federal Farm Credit Bank	6.30%	09/23/04	500,000	505,477
Federal Home Loan Bank	1.40%	04/01/04	2,000,000	2,000,000
Federal Home Loan Bank	1.35%	04/29/04	1,000,000	1,000,000
Federal Home Loan Bank	3.40%	07/19/04	500,000	500,508
Federal Home Loan Bank	4.13%	11/15/04	1,000,000	1,009,702
Federal Home Loan Bank	4.00%	12/01/04	250,000	252,487
Federal Home Loan Bank	1.30%	02/23/05	2,000,000	2,000,000
Federal Home Loan Bank	1.48%	02/24/05	2,000,000	2,000,000
Federal Home Loan Bank	1.35%	03/23/05	2,000,000	2,000,000
Federal Home Loan Bank	1.23%*	07/26/04	5,000,000	4,998,779
Freddie Mac	6.25%	07/15/04	5,017,000	5,026,520
Federal National Mortgage Association	7.40%	07/01/04	500,000	500,000

Total U.S. Government Agency Obligations (Cost $21,793,473)				21,793,473

Variable Rate Demand Notes — 5.1%
Caterpillar Financial, Inc.	2.00%*	07/06/04	10,172,632	10,172,632

Total Variable Rate Demand Notes (Cost $10,172,632)				10,172,632

Demand Deposits — 1.5%
National City Corp.	2.13%		3,041,974	3,041,974

Total Demand Deposits (Cost $3,041,974)				3,041,974

Schedule of Investments

June 30, 2004 (unaudited)

Money Market Portfolio

Security Description	Coupon/ Yield	Maturity	Principal Amount ($) or Shares	Value ($)
Repurchase Agreements — 6.1%
Salomon Smith Barney, Inc., 1.55%, 07/01/04, (Collateralized by $12,436,236 various commercial paper, at 1.41 - 1.44%, due 07/13/04 - 08/18/04, value — $12,418,767)			12,175,000	12,175,000

Total Repurchase Agreements (Cost $12,175,000)				12,175,000

Total Investments — 99.0% (Cost $197,926,309) (a)				197,926,309

Other Assets less Liabilities — 1.0				2,086,951

Total Net Assets — 100.0%				200,013,260

Trustee Deferred Compensation ****
The Flex-funds Dynamic Growth Fund			1,229	9,242
The Flex-funds Highlands Growth Fund			1,217	18,279
The Flex-funds Muirfield Fund			4,288	21,268
The Flex-funds Total Return Utilities Fund			1,004	14,628

Total Trustee Deferred Compensation (Cost $63,417)				63,417

(a)	Cost for federal income tax and financial reporting purposes are the same.
*	Variable rate security. Interest rate is as of June 30, 2004. Maturity date reflects the next rate change date.
**	Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees. As of June 30, 2004, securities restricted as to resale to institutional investors represented 23.8% of Total Investments.
***	Illiquid security. The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. As of June 30, 2004, illiquid securities represented 6.1% of Total Investments.
****	Assets of affiliates to the Money Market Portfolio held for the benefit of the Portfolio’s Trustees in connection with the Trustee Deferred Compensation Plan.

See accompanying notes to financial statements.

Statement of Assets & Liabilities

June 30, 2004 (unaudited)

Institutional Fund
Assets
Investment in corresponding portfolio, at value	$34,020,397
Receivable from investment advisor	1,256
Other assets	1,352
Total Assets	34,023,005

Liabilities
Dividends payable	15,256
Accrued transfer agent and administrative fees	3,221
Accrued distribution plan (12b-1) fees	2,839
Other accrued liabilities	4,359
Total Liabilities	25,675

Total Net Assets	33,997,330

Net Assets
Capital	33,997,330
Total Net Assets	$33,997,330

Capital Stock Outstanding	33,997,330
(indefinite number of shares authorized, $0.10 par value)

Net Asset Value, Offering and Redemption Price Per Share	$1.00

See accompanying notes to financial statements.

Statement of Operations

For the Six Months Ended June 30, 2004 (unaudited)

Institutional Fund
Net Investment Income from Corresponding Portfolio
Interest	$201,923
Expenses net of reductions	(33,546)
Total Net Investment Income from Corresponding Portfolio	168,377

Fund Expenses
Administrative	7,981
Transfer agent	12,734
Registration and filing	3,898
Distribution plan (12b-1)	4,784
Printing	1,092
Legal	546
Audit	3,640
Insurance	616
Postage	224
Other	2,263
Total Expenses Before Reductions	37,778

Expenses reimbursed by investment advisor	(16,665)
Distribution plan (12b-1) expenses waived	(1,592)
Transfer agent expenses waived	(3,157)
Net Expenses	16,364

Net Investment Income	152,013

Net Change in Net Assets Resulting from Operations	$152,013

See accompanying notes to financial statements.

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2004 (unaudited) and

the Year Ended December 31, 2003

	Institutional Fund
	2004	2003
Operations
Net investment income	$152,013	$222,209
Net change in net assets resulting from operations	152,013	222,209

Distributions to Shareholders
From net investment income	(152,013)	(222,209)
Net change in net assets resulting from distributions	(152,013)	(222,209)

Capital Transactions
Issued	31,360,076	44,806,516
Reinvested	72,779	174,384
Redeemed	(26,121,730)	(40,923,296)
Net change in net assets resulting from capital transactions	5,311,125	4,057,604

Total Change in Net Assets	5,311,125	4,057,604

Net Assets — Beginning of Period	28,686,205	24,628,601

Net Assets — End of Period	$33,997,330	$28,686,205

Accumulated undistributed (distributions in excess of) net investment income	$—	$—

Share Transactions
Issued	31,360,076	44,806,516
Reinvested	72,779	174,384
Redeemed	(26,121,730)	(40,923,296)
Net change in shares	5,311,125	4,057,604

See accompanying notes to financial statements.

Financial Highlights

For a Share Outstanding Through the Period Ended June 30, 2004 (unaudited) and

Each Fiscal Year Ended December 31,

Institutional Fund

	2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations
Net investment income	0.005	0.011	0.017	0.042	0.062	0.050
Total from Investment Operations	0.005	0.011	0.017	0.042	0.062	0.050

Less Distributions
From net investment income	(0.005)	(0.011)	(0.017)	(0.042)	(0.062)	(0.050)
Total Distributions	(0.005)	(0.011)	(0.017)	(0.042)	(0.062)	(0.050)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (assumes reinvestment of distributions)(1)	0.48%	1.06%	1.73%	4.26%	6.37%	5.13%

Ratios/Supplemental Data
Net assets, end of period ($000)	$33,997	$28,686	$24,629	$48,696	$63,971	$868,169
Ratio of net expenses to average net assets(2)(3)	0.31%	0.29%	0.30%	0.29%	0.24%	0.25%
Ratio of net investment income to average net assets(2)(3)	0.95%	1.07%	1.75%	4.23%	6.02%	5.01%
Ratio of expenses to average net assets before reductions(2)(3)	0.61%	0.64%	0.53%	0.49%	0.46%	0.45%

(1)	Not annualized for periods of less than one full year.
(2)	Annualized for periods of less than one full year.
(3)	Ratio reflects reduction in corresponding portfolio.

See accompanying notes to financial statements.

Notes to Financial Statements

June 30, 2004 (unaudited)

1.    Organization and Significant Accounting Policies

The Meeder Advisor Funds Trust (the “Trust”) was organized in 1992 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Institutional Fund (the “Fund”) is the lone series of the Trust as of June 30, 2004. The Fund invests all of its investable assets in a corresponding open-end management investment company (the “Portfolio”). The Fund, the Portfolio into which the Fund invests and the percentage of the Portfolio owned by the Fund is as follows:

Fund	Portfolio	Percentage of Portfolio Owned by Fund as of June 30, 2004*
Institutional Fund	Money Market Portfolio	17%

*	There is a partner of the Portfolio that owns a de minimis position.

The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

Use of estimates.    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of investments.    The Fund records its investment in the corresponding Portfolio at value. Valuation of securities held by the Portfolio is discussed in the Portfolio’s notes to financial statements included elsewhere in this report.

Federal income taxes.    It is the Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required.

Distributions to shareholders.    Distributions to shareholders are recorded on the ex-dividend date. The Fund declares dividends from net investment income on a daily basis and pays such dividends on a monthly basis. The Fund distributes net capital gains, if any, on an annual basis.

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations that may differ from GAAP. These differences are primarily due to deferrals of certain losses and expiring capital loss carryforwards held by the Fund’s corresponding Portfolio. Accordingly, timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax differences relating to shareholder distributions have been reclassified within the components of net assets.

Investment income & expenses.    The Fund records daily its proportionate share of the corresponding Portfolio’s income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Fund based on the Fund’s relative net assets or other appropriate basis.

2.    Agreements and Other Transactions with Affiliates

Meeder Asset Management, Inc. (“MAM”), a wholly-owned subsidiary of Meeder Financial, Inc. (“Meeder”), provides the Portfolio with investment management, research, statistical and advisory services.

Mutual Funds Service Co. (“MFSCo”), a wholly-owned subsidiary of Meeder, serves as stock transfer, dividend disbursing and shareholder services agent for the Fund. In compensation for such services, the Fund pays MFSCo an annual fee equal to the greater of $20 per active shareholder account or 0.08% of the Fund’s average daily net assets. MFSCo is entitled to receive an annual minimum fee of $4,000 from the Fund. The Fund is currently subject to an expense cap, thus the basis point fee has been reduced by 0.02%.

MFSCo provides the Trust with certain administrative services. In compensation for such services, the Fund pays MFSCo an annual fee equal to 0.05% of the Fund’s average daily net assets.

MAM has voluntarily agreed to reduce its fees and/or reimburse expenses, including expenses allocated from its respective Portfolio (excluding brokerage fees and commissions, taxes, interest, and extraordinary or non-recurring expenses), to limit the Fund’s total annual operating expenses. During the six months ended June 30, 2004, MAM limited the Fund’s total annual operating expenses to a range of 0.30% to 0.32% of average daily net assets. As of June 30, 2004, the Fund’s total annual operating expense limit is 0.32%. Such reimbursement is limited to the total of fees charged to the Fund by MAM and MFSCo. For the six months ended June 30, 2004, MAM and MFSCo, collectively, reimbursed $16,665 to the Fund.

Pursuant to Rule 12b-1 of the 1940 Act, a mutual fund can adopt a written plan to pay certain expenses out of fund assets relating to the sale and distribution of its shares. The Fund has adopted a distribution plan that limits the Fund, on an annual basis, to pay 0.03% of average daily net assets for such expenses.

3.    Federal Tax Information

The Fund paid dividends, characterized for tax purposes as ordinary income, of $216,268 and $541,986 during the years ended December 31, 2003 and December 31, 2002, respectively.1

As of December 31, 2003, the components of accumulated earnings/(deficit) on a tax basis for the Fund were as follows:

Year	Undistributed Ordinary Income	Dividends Payable	Accumulated Capital and Other Gains and (Losses)	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
2003	$9,026	$(9,026)	$—	$—	$—

[1]	Total dividends paid may differ from the amount reported in the Statements of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

4.    Subsequent Event

The Institutional Fund and The Money Market Fund of The Flex-funds Trust, which are managed by Meeder Asset Management, Inc., are organized in the master-feeder structure. Under this structure both funds, having the same investment objective, invest in the same master portfolio, the Money Market Portfolio. The Board of Trustees has approved the liquidation, on or about December 31, 2004, of the Institutional Fund. In conjunction with this liquidation, the Board of Trustees has also approved the termination, on or about December 31, 2004, of the Money Market Portfolio. The shareholders of the Institutional Fund will have the opportunity to invest their liquidation proceeds in a new class of shares of The Money Market Fund, which will have a virtually identical investment objective as the Institutional Fund. Consequently, on or about December 31, 2004, The Flex-funds Money Market Fund will be a stand-alone fund offering two classes of shares and will continue to be managed by Meeder Asset Management, Inc.

Statement of Assets & Liabilities

June 30, 2004 (unaudited)

Money Market Portfolio
Assets
Investments, at value*	$185,751,309
Repurchase agreements, at value*	12,175,000
Trustee deferred compensation investments, at value	63,417
Cash	400
Interest and dividend receivable	2,123,840
Prepaid expenses/other assets	2,456
Total Assets	200,116,422

Liabilities
Payable for Trustee Deferred Compensation Plan	63,417
Payable to investment advisor	28,708
Accrued fund accounting fees	4,716
Other accrued liabilities	6,321
Total Liabilities	103,162

Total Net Assets	$200,013,260

* Investments, at cost	$197,926,309

See accompanying notes to financial statements.

Statement of Operations

For the Six Months Ended June 30, 2004 (unaudited)

Money Market Portfolio
Investment Income
Interest	$1,275,669
Total Investment Income	1,275,669

Expenses
Investment advisor	325,936
Fund accounting	28,453
Trustee	4,144
Audit	10,972
Custodian	2,940
Legal	1,232
Total Expenses Before Reductions	373,677

Investment advisor fees waived	(162,545)
Total Net Expenses	211,132

Net Investment Income	1,064,537

Net Change in Net Assets Resulting from Operations	$1,064,537

See accompanying notes to financial statements.

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2004 (unaudited) and

the Year Ended December 31, 2003

	Money Market Portfolio
	2004	2003
Operations
Net investment income	$1,064,537	$2,417,678
Net change in net assets resulting from operations	1,064,537	2,417,678

Transactions of Investors’ Beneficial Interests
Contributions	125,112,095	245,964,298
Withdrawals	(120,509,339)	(264,913,444)
Net change in net assets resulting from transactions of investors’ beneficial interests	4,602,756	(18,949,146)

Total Change in Net Assets	5,667,293	(16,531,468)

Net Assets — Beginning of Period	194,345,967	210,877,435

Net Assets — End of Period	$200,013,260	$194,345,967

See accompanying notes to financial statements.

Financial Highlights

Ratios/Supplementary Data For The Period Ended June 30, 2004 (unaudited) and Each Fiscal Year Ended December 31,

Money Market Portfolio

	2004	2003	2002	2001	2000	1999

Total Return(1)	0.51%	1.17%	1.83%	4.54%	6.61%	5.37%

Net assets, end of period ($000)	$200,013	$194,346	$210,877	$270,330	$297,206	$1,104,197
Ratio of net expenses to average net assets(2)	0.21%	0.18%	0.20%	0.21%	0.19%	0.18%
Ratio of net investment income to average net assets(2)	1.06%	1.16%	1.83%	4.26%	6.05%	5.07%
Ratio of expenses to average net assets before reductions(2)	0.37%	0.36%	0.36%	0.35%	0.30%	0.30%

(1)	Not annualized for periods of less than one full year.
(2)	Annualized for periods of less than one full year.

See accompanying notes to financial statements.

Notes to Financial Statements

June 30, 2004 (unaudited)

1.    Organization and Significant Accounting Policies

The Institutional Fund (the “Fund”) invests all of its investable assets in a corresponding open-end management investment company (a “Portfolio”) having the same investment objective as the Fund. The Portfolio is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-ended management investment company, which was organized as a trust under the laws of the State of New York. For federal income tax purposes the Portfolio qualifies as a partnership, and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Portfolio. Accordingly, as a “pass-through” entity, the Portfolio pays no income dividend or capital gain distribution.

Use of estimates.    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation.    Money market securities held in the Portfolio are valued at amortized cost, which approximates value. In compliance with Rule 2a-7 of the 1940 Act, the amortized values are compared to prices obtained from independent pricing services that use valuation techniques approved by the Board of Trustees (“Trustees”).

Repurchase agreements.    The Portfolio may engage in repurchase agreement transactions whereby the Portfolio takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Portfolio and an obligation of the Portfolio to resell the instrument at an agreed upon price and term. At all times, the Portfolio maintains the value of collateral, including accrued interest, at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Portfolio may be delayed or limited.

Federal income taxes.    The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio’s ordinary income and capital gains. It is the Portfolio’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

Other.    The Portfolio records security transactions on the trade date. Gains and losses realized from the sale of securities are determined on the specific identification basis. Interest income (including amortization of premium and accretion of discount) is recognized as earned.

Under a Deferred Compensation Plan (the “Plan”), non-interested Trustees may elect to defer receipt of a portion of their annual compensation. Under the Plan, deferred amounts are invested in shares of The Flex-funds. Deferred amounts remain in the Portfolio until distributed in accordance with the Plan.

2.    Investment Transactions

As of June 30, 2004, the aggregate cost basis of investments for federal income tax purposes was $197,926,309.

3.    Investment Advisory Fees and Other Transactions with Affiliates

Meeder Asset Management, Inc. (“MAM”), a wholly-owned subsidiary of Meeder Financial, Inc. (“Meeder”), provides the Portfolio with investment management, research, statistical and advisory services. For such services the Portfolio pays a fee at the following annual rates: 0.40% of average daily net assets up to $100 million and 0.25% of average daily net assets exceeding $100 million. During the six months ended June 30, 2004, MAM agreed to reduce $162,545 of investment advisory fees in the Portfolio.

Mutual Funds Service Co. (“MFSCo”), a wholly-owned subsidiary of Meeder, serves as accounting services agent for the Portfolio. In compensation for such services, the Portfolio pays MFSCo an annual fee equal to the greater of:

a.	0.15% of the first $10 million of average daily net assets, 0.10% of the next $20 million of average daily net assets, 0.02% of the next $50 million of average daily net assets, and 0.01% in excess of $80 million of average daily net assets, or

b.	$30,000.

Trustees and Officers

Certain trustees and officers of the Portfolio are also officers or directors of Meeder, MAM and MFSCo. The Trustees oversee the management of the Trust, the Fund, and the Portfolio and elect their officers. The officers are responsible for the Fund’s and the Portfolio’s day-to-day operations. The Trustees’ and officers’ names, addresses, years of birth, positions held with the Trust, and length of service as a Meeder Advisor Funds Trustee are listed below. Also included is each Board member’s principal occupation during, at least, the past five years. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Except as otherwise shown, all persons named as Trustees also serve in similar capacities for all other mutual funds advised by MAM, including Meeder Advisor Funds, The Flex-funds, and the corresponding portfolios of Meeder Advisor Funds and The Flex-funds (collectively, the “Fund Complex”). Those Trustees who are “interested persons”, as defined in the 1940 Act, by virtue of their affiliation with the Fund Complex are indicated by an asterisk (*).

Name, Address(1), and Year of Birth	Position, Length of Service, and Number of Funds Overseen(2)	Principal Occupation During Past Five Years and Other Directorships Held(3)
Robert S. Meeder, Sr.* Year of Birth: 1929	Trustee	Chairman of Meeder Asset Management, Inc., an investment advisor; Chairman and Director of Mutual Funds Service Co., the Fund Complex’s transfer agent; Director of Adviser Dealer Services, Inc., the Fund Complex’s Distributor.
Milton S. Bartholomew Year of Birth: 1929	Trustee	Retired; formerly a practicing attorney in Columbus, Ohio; member of the Fund Complex’s Audit Committee.
Roger D. Blackwell Year of Birth: 1940	Trustee	Professor of Marketing and Consumer Behavior, The Ohio State University; President of Blackwell Associates, Inc., a strategic consulting firm.
Robert S. Meeder, Jr.* Year of Birth: 1961	Trustee and President	President of Meeder Asset Management, Inc.
Walter L. Ogle Year of Birth: 1937	Trustee	Retired; formerly Executive Vice President of Aon Consulting, an employee benefits consulting group; member of the Fund Complex’s Audit Committee.
Charles A. Donabedian Year of Birth: 1943	Trustee	CEO, Winston Advisors, Inc., an investment advisor; Chairman of the Fund Complex’s Audit Committee.
James W. Didion Year of Birth: 1930	Trustee	Retired; formerly Executive Vice President of Core Source, Inc., an employee benefit and Workers’ Compensation administration and consulting firm (1991 – 1997).
Jack W. Nicklaus Year of Birth: 1961	Trustee	Designer, Nicklaus Design, a golf course design firm and division of The Nicklaus Companies.
(1)	The address of each Trustee is 6125 Memorial Drive, Dublin, OH 43017.
(2)	Each Trustee serves for an indefinite term, until his or her resignation, death, or removal. Each Trustee oversees all nine Funds in the Fund Complex.
(3)	Robert S. Meeder, Sr., Robert S. Meeder, Jr., and Charles A. Donabedian serve as Trustees of the Meeder Premier Portfolios, which is managed by Meeder Asset Management, Inc., the Advisor of the Trust. Roger D. Blackwell is a Director of Anthony & Sylvan, Applied Industrial Technologies, Diamond Hill, and Max & Erma’s. Walter L. Ogle is a Director of Southtrust Bank, N.A. Florida.
*	Robert S. Meeder, Sr. is deemed an “interested person” of the Trust by virtue of his position as Chairman of Meeder Asset Management, Inc., the Advisor of the Portfolio. Robert S. Meeder, Jr. is deemed an “interested person” of the Trust by virtue of his position as President of Meeder Asset Management, Inc., the Advisor of the Portfolio.

The Statement of Additional Information includes additional information about each Trustee and is available without charge. To obtain a copy of the Statement of Addition Information, please contact your financial representative or call toll free 800-325-3539.

Manager and Investment Advisor:

Meeder Asset Management, Inc

6125 Memorial Drive

P.O. Box 7177

Dublin, Ohio 43017

Board of Trustees

Milton S. Bartholomew

Dr. Roger D. Blackwell

James Didion

Charles Donabedian

Robert S. Meeder, Sr.

Robert S. Meeder, Jr.

Jack Nicklaus II

Walter L. Ogle

Custodian

The Huntington National Bank

Columbus, Ohio 43215

Transfer Agent Dividend Disbursing Agent

Mutual Funds Service Co.

6125 Memorial Drive

Dublin, Ohio 43017

Auditors

KPMG LLP

Columbus, Ohio 43215

Meeder

Advisor Funds

Managed by Meeder Asset Management, Inc.

6125 Memorial Drive, Dublin Ohio, 43017

Call Toll Free 800-325-3539 | 614-760-2159

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

Currently, the Meeder Advisor Funds (the “Funds”) do not have an Audit Committee member who possesses all of the attributes required to be an “audit committee financial expert” as defined in instruction 2(b) of Item 3 of Form N-CSR. However, the Board of Trustees believes that each member of the Audit Committee has substantial experience relating to the review of financial statements and the operations of audit committees. Accordingly, the Board of Trustees believes that the members are qualified to evaluate the Funds’ financial statements, supervise the Funds’ preparation of its financial statements, and oversee the work of the Funds’ independent auditors. The Board of Trustees also believes that, although no single Audit Committee member possesses all of the attributes required to be an “audit committee financial expert”, the Audit Committee members collectively as a group possess the attributes required to be an “audit committee financial expert.”

The information required by this Item is only required in an annual report of this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2004	2003
Audit Fees	$3,691	$3,912
Audit-Related Fees	—	—
Tax Fees	2,340	—
All Other Fees	—	222

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements. Tax fees include amounts related to tax compliance, tax planning, and tax advice. All other fees include amounts related to the registrant’s annual filing of Form N1A.

(e)(1) A purpose of the Audit Committee is to approve the engagement of the registrant’s independent auditors (i) to render audit and non-audit services for the registrant in accordance with Rule 2-01(c)(7)(i) of Regulation S-X, subject to the waiver provisions set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X, and (ii) to render non-audit services for the registrant’s investment advisors (other than a sub-advisor whose role is primarily portfolio management and is subcontracted or overseen by another investment advisor) and any other entity controlling by, or under common control with the investment advisor that provides ongoing services to the registrant, in each case under (ii) if the engagement relates directly to the operations and financial reporting of the registrant, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, subject to waiver provisions set forth in Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(2) 100% of services included in (b) – (d) above were approved pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant were $5,000 and $14,000, respectively.

(h) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	[Reserved]

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	[Reserved]

Item 9.	Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.	Exhibits.

(a)(1) Code of Ethics filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)). Filed herewith as EX-99.CERT.

(b) Certifications of principal executive officer and principal financial officer, under Section 906 of the Sarbanes-Oxley Act of 2002, and 18 U.S.C. ss.1350. Filed herewith as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Advisor Funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date: September 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date: September 1, 2004

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date: September 1, 2004